Shareholders' Equity (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares
Shareholders' Equity
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred shares, par value (in dollar per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0
Ordinary shares, shares authorized	220,000,000	220,000,000
Ordinary shares, par value (in dollar per share) | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, voting rights per share	one vote	one vote	one vote
Minimum ownership of ordinary shares by initial shareholders (as a percent)	20.00%	20.00%
Ordinary shares subject to redemption, shares issued	29,191,301	29,510,755	0
Ordinary shares subject to redemption, shares outstanding	29,191,301	29,510,755
Net tangible assets | $	$ 5,000,001	$ 5,000,001
Class A
Shareholders' Equity
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in dollar per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Total ordinary shares issued, including shares subject to redemption	31,000,000	31,000,000
Total ordinary shares outstanding, including shares subject to redemption	31,000,000	31,000,000
Ordinary shares, shares issued	1,808,699	1,489,245	0
Ordinary shares, shares outstanding	1,808,699	1,489,245	0
Class B
Shareholders' Equity
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in dollar per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ratio of conversion from Class B to Class A ordinary shares	1	1
Ordinary shares, shares issued	7,750,000	7,750,000	8,625,000
Ordinary shares, shares outstanding	7,750,000	7,750,000	8,625,000